UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:                    March 31, 2005

Check here if Amendment [ ]; Amendment Number: N/A
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:             ShareInVest Research L.P.
Address:          c/o The Millburn Corporation
                  1270 Avenue of the Americas
                  New York, New York  10020

Form 13F File Number:      28-05309

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Kenneth P. Pearlman
Title:            Principal of ShareInVest Research L.P.
Phone:            212-332-7327

Signature, Place, and Date of Signing:

/s/ Kenneth P. Pearlman          New York, New York              April 22, 2005

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).) [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  N/A



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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:        36

Form 13F Information Table Value Total:     $148,934
                                           (thousands)

List of Other Included Managers:            None



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                           FORM 13F INFORMATION TABLE

             COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5         COLUMN 6    COLUMN 7       COLUMN 8
             --------              --------     --------  --------     --------         --------    --------       --------
                                                            VALUE  SHRS OR   SH/ PUT/   INVESTMENT    OTHER    VOTING AUTHORITY
          NAME OF ISSUER        TITLE OF CLASS    CUSIP   (X$1000) PRN AMT   PRN CALL   DISCRETION  MANAGERS   SOLE SHARED NONE
          --------------        --------------    -----   -------- ------------------   ----------  --------   ----------------

AMERICAN AXLE & MFG HLDGS INC         COM       024061103   6,003   245,000   SH           Sole     N/A           245,000
AMERICAN EAGLE OUTFITTERS INC         COM       02553E106   5,646   191,062   SH           Sole     N/A           191,062
BEBE STORES INC                       COM       075571109   2,037    60,000   SH           Sole     N/A            60,000
BEST BUY INC                          COM       086516101   1,688    31,250   SH           Sole     N/A            31,250
BOYDS COLLECTION LTD                  COM       103354106     353   152,100   SH           Sole     N/A           152,100
CARMAX, INC                           COM       143130102   1,387    44,034   SH           Sole     N/A            44,034
CARNIVAL CORP                     PAIRED CTF    143658300   1,161    22,400   SH           Sole     N/A            22,400
CBRL GROUP INC                        COM       12489V106   2,478    60,000   SH           Sole     N/A            60,000
CENTEX CORP                           COM       152312104   4,731    82,600   SH           Sole     N/A            82,600
CHAMPION ENTERPRISES INC              COM       158496109   1,123   119,500   SH           Sole     N/A           119,500
CIT GROUP                             COM       125581108   6,243   164,300   SH           Sole     N/A           164,300
COVENANT TRANS INC                   CL A       22284P105   1,294    73,500   SH           Sole     N/A            73,500
DOLLAR GEN CORP                       COM       256669102   2,807   128,100   SH           Sole     N/A           128,100
ETHAN ALLEN INTERIORS INC             COM       297602104   1,746    54,550   SH           Sole     N/A            54,550
GENCORP INC                           COM       368682100      20     1,000   SH           Sole     N/A             1,000
GENENTECH INC                       COM NEW     368710406  17,487   308,900   SH           Sole     N/A           308,900
HEARTLAND EXPRESS INC                 COM       422347104   5,098   266,238   SH           Sole     N/A           266,238
HUNT J B TRANS SVCS INC               COM       445658107   6,758   154,400   SH           Sole     N/A           154,400
KNIGHT TRANSN INC                     COM       499064103   8,056   326,548   SH           Sole     N/A           326,548
LOWES COS INC                         COM       548661107   4,967    87,000   SH           Sole     N/A            87,000
MAGNA ENTMT CORP                     CL A       559211107   2,019   328,900   SH           Sole     N/A           328,900
MAXIM INTEGRATED PRODS INC            COM       57772K101   4,790   117,200   SH           Sole     N/A           117,200
MEDTRONIC INC                         COM       585055106   5,773   113,300   SH           Sole     N/A           113,300
MERCER INTL INC                   SH BEN INT    588056101   2,196   240,000   SH           Sole     N/A           240,000
OLD DOMINION FREIGHT LINE INC         COM       679580100   5,111   164,075   SH           Sole     N/A           164,075
QUANTA SVCS INC                       COM       74762E102   2,709   355,000   SH           Sole     N/A           355,000
RARE HOSPITALITY INTL INC             COM       753820109   9,843   318,750   SH           Sole     N/A           318,750
RUSH ENTERPRISES INC                 CL A       781846209   1,212    77,324   SH           Sole     N/A            77,234
RYANAIR HLDGS PLC                SPONSORED ADR  783513104   9,111   208,150   SH           Sole     N/A           208,150
STAPLES INC                           COM       855030102   4,281   136,197   SH           Sole     N/A           136,197
SWIFT TRANSN CO                       COM       870756103   3,770   170,300   SH           Sole     N/A           170,300
TEXAS ROADHOUSE INC                  CL A       882681109   1,783    63,500   SH           Sole     N/A            63,500
TOLL BROTHERS INC.                    COM       889478103   2,468    31,300   SH           Sole     N/A            31,300
TWEETER HOME ENTMT GROUP INC          COM       901167106   2,431   436,400   SH           Sole     N/A           436,400
URBAN OUTFITTERS INC                  COM       917047102   9,700   202,200   SH           Sole     N/A           202,200
US XPRESS ENTERPRISES INC            CL A       90338N103     654    40,000   SH           Sole     N/A            40,000

                              TOTAL                       148,934


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